Long-Term Debt - Carrying Value of Long Term Debt Instruments (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 4,769		$ 4,784
4.70% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Jun. 23, 2016
Maturity date	Jun. 23, 2046
Par value		$ 1,000
Long-term debt	$ 1,355		1,246
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2046
Par value		750
Long-term debt	$ 1,010		928
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Dec. 02, 2016
Maturity date	Dec. 02, 2026
Par value		270
Long-term debt	$ 367		338
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2026
Par value		1,000
Long-term debt	$ 1,356		1,246
4.90% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Sep. 17, 2010
Maturity date	Sep. 17, 2020
Par value		500
Long-term debt	$ 681		626
5.505% Medium term notes [member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Jun. 26, 2008
Maturity date	Jun. 26, 2018
Par value		$ 400
Long-term debt			$ 400